UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment           [X] Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

This filing lists securities holdings reported on a form 13F filed on December 31, 2001 pursuant to a request for confidential treatment for which confidential treatment expired on June 30, 2002.

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 141 West Jackson Boulevard
         Chicago, IL 60604

13F File Number:   28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312) 554-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   July 16, 2002


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
                                        --------------

Form 13F Information Table Entry Total:  28
                                        --------------

Form 13F Information Table Value Total:  352,927,000
                                        --------------

Information for which confidential treatment has been requested has been omitted and filed separately with the Commission

List of Other Included Managers:  None


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

                                               CONFIDENTIAL TREATMENT REQUESTED - 6 MONTH PERIOD
                                               -------------------------------------------------

                                                                   VALUE      SHRS OR    SHR/        INVEST          VOTING
NAME OF ISSUER                    TITLE/ CLASS         CUSIP      (X1000)     PRN AMT    PRN   OPT   DISCRT   SOLE    SHARED   OTHER

AES CORP                              PUT            00130H105      11        2500       SH    PUT   DEFINED    0      2500      0
AES TR III                         PFDCV6.75%        00808N202     2276       98700      SH          DEFINED    0      98700     0
AMERICAN INTL GROUP INC             DBCV11/0         026874AP2     23076    38300000     SH          DEFINED    0    38300000    0
BANK UTD CORP LITIGATN CONT     RIGHT99/99/9999      065416117      32       243500      SH          DEFINED    0     243500     0
CENDANT CORP                        DBCV5/0          151313AH6     9004      9000000     SH          DEFINED    0     9000000    0
COMCAST CORP                        DBCV12/1         200300BH3     17634    22500000     SH          DEFINED    0    22500000    0
COMPAQ COMPUTER CORP                  CALL           204493100      302       4020       SH   CALL   DEFINED    0      4020      0
COMPAQ COMPUTER CORP                  PUT            204493100      748       11500      SH    PUT   DEFINED    0      11500     0
CORNING INC                           COM            219350105     6485      851000      SH          DEFINED    0     851000     0
DIAMOND OFFSHORE DRILLING IN     DBCV1.500%4/1       25271CAE2     5971      6500000     SH          DEFINED    0     6500000    0
ECHOSTAR COMMUNICATIONS NEW      NOTE4.875%1/0       278762AD1     11862    13000000     SH          DEFINED    0    13000000    0
ECHOSTAR COMMUNICATIONS NEW      NOTE5.750%5/1       278762AG4     2352      2500000     SH          DEFINED    0     2500000    0
GENERAL MTRS CORP                  DEBSRCONVB        370442733     40569     1484400     SH          DEFINED    0     1484400    0
GLOBAL MARINE INC                   DBCV6/2          379352AN7     14526    28000000     SH          DEFINED    0    28000000    0
IDEC PHARMACEUTICALS CORP           NOTE2/1          449370AC9     70490    27041000     SH          DEFINED    0    27041000    0
IMMUNEX CORP NEW                      COM            452528102     40231     1329500     SH          DEFINED    0     1329500    0
INCO LTD                            NOTE3/2          453258AM7     8835     15000000     SH          DEFINED    0    15000000    0
LATTICE SEMICONDUCTOR CORP       NOTE4.750%11/0      518415AC8     14071    13000000     SH          DEFINED    0    13000000    0
NORTHROP GRUMMAN CORP                 PUT            666807102      175       1710       SH    PUT   DEFINED    0      1710      0
NRG ENERGY INC                        COM            629377102     4672      387400      SH          DEFINED    0     387400     0
ROYAL CARIBBEAN CRUISES LTD         NOTE5/1          780153AM4      4902     11500000     SH          DEFINED    0    11500000    0
SECURITY CAP GROUP INC                CLB            81413P204     21171     831200      SH          DEFINED    0     831200     0
SYNOPSYS INC                          COM            871607107     5626      102000      SH          DEFINED    0     102000     0
TRANSOCEAN SEDCO FOREX INC          DBCV5/2          893830AA7     10484    17400000     SH          DEFINED    0    17400000    0
TRANSOCEAN SEDCO FOREX INC       DBCV1.500%5/1       893830AD1     9135     10250000     SH          DEFINED    0    10250000    0
UNIVERSAL HLTH SVCS INC             DBCV6/2          913903AL4     8532     15400000     SH          DEFINED    0    15400000    0
VERITAS DGC INC                       COM            92343P107     5565      329100      SH          DEFINED    0     329100     0
VERITAS SOFTWARE CORP/VERI       NOTE1.856%8/1       92343RAA1     14190    11000000     SH          DEFINED    0    11000000    0

TOTAL MARKET VALUE = 352,927,000

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